As filed with the Securities and Exchange Commission on May 15, 2003

                                                     Registration No. 333-103466
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         /_/ PRE-EFFECTIVE AMENDMENT NO.

                       /X/ POST-EFFECTIVE AMENDMENT NO. 1

                               AMERINDO FUNDS INC.
                               -------------------
               (Exact Name of Registrant as Specified in Charter)

                    399 Park Avenue, New York, New York 10022
                    -----------------------------------------
                    (Address of Principal Executive Offices)

                                 (212) 371-6360
                         (Registrant's Telephone Number)

                                  Heather Lewis
                             c/o Amerindo Funds Inc.
                    399 Park Avenue, New York, New York 10022
                    -----------------------------------------
                     (Name and Address of Agent for Service)

                                 with copies to:

                            Michael R. Rosella, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                               75 East 55th Street
                            New York, New York 10022

It is proposed that this filing become effective immediately upon filing pursuant to rule 485(b) under the Securities Act of 1933.

No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

This Post-Effective Amendment on Form N-14 consists of the following:

     (1)  Facing  sheet  of  the  Registration  Statement
     (2)  Part  C to  the Registration Statement (including the signature page).

Parts A and B are incorporated herein by reference from Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-103466) filed on April 7, 2003 (accession number 0001116679-03-001199).

This Post-Effective Amendment is being filed for the sole purpose of filing Exhibits 11, 11.a, 12 and 12.a (the opinions issued at closing as to the Reorganization and tax matters and consequences) of this Registration Statement.

                       PART C - OTHER INFORMATION



Item 15.   INDEMNIFICATION

              (a) In accordance with Section 2-418 of the General Corporation Law of the State of Maryland, Article NINTH of the Registrant's Articles of Incorporation provides as follows:

                  "NINTH: (1) The Corporation shall indemnify (i) its currently acting and former directors and officers, whether serving the Corporation or at its request any other entity, to the fullest extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the fullest extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

                  (2) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act of 1940, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal."

              (b) In the proposed Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify and hold harmless any person who controls the Fund's distributor, SEI Investments Distribution Co., within the meaning of the Securities Act of 1933, against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus.



Item 16.   EXHIBITS

       (1)   (1)    Articles of  Incorporation  of the  Registrant.

       (5)   (1.a)  Articles Supplementary of the Registrant.

       (10)  (2)    Amended and Restated  By-Laws of the Registrant.

             (3)    Not applicable.

       (9)   (4)    Form of Agreement and Plan of Reorganization of the Amerindo
                    Internet B2B Fund (included as Appendix A to the
                    Prospectus/Proxy Statement which is part of this Registration Statement on Form N-14).

       (9)   (4.a)  Form of Agreement and Plan of Reorganization of the Amerindo
                    Health & Biotechnology Fund (included as Appendix B to the Prospectus/Proxy Statement which is part of this Registration Statement on Form N-14).

             (5)    Not applicable.

       (8)   (6)    Investment Advisory Agreement: Amerindo Technology Fund.

       (8)   (6.a)  Investment Advisory Agreement: Amerindo Technology Fund II,
                    Amerindo Internet B2B Fund and Amerindo Health & Biotechnology Fund.

       (4)   (7)    Distribution Agreement for all Classes.

             (8)    Not applicable.

       (8)   (9)    Custody Agreement.

       (5)   (10)   Amended and Restated Distribution and Service Plan for
                    Class A and D shares.

       (5)   (10.a) Amended and Restated Distribution and Service Plan for
                    Class C Shares

       (6)   (10.b) Shareholder Servicing Agreement for Class D shares.

       (5)   (10.c) Amendment No. 2 to the Multi-Class Plan pursuant to
                    Rule 18f-3 under the 1940 Act.

             (11) Opinion and consent of Counsel for the Amerindo Internet B2B Fund.


             (11.a) Opinion and consent of Counsel for the Amerindo Health and Biotechnology Fund.

             (12) Opinion and Consent of Counsel as to tax matters for the Amerindo Internet B2B Fund.

             (12.a) Opinion and Consent of Counsel as to tax matters for the Amerindo Health and Biotechnology Fund.

       (4)   (13)   Administration Agreement.

       (5)   (13.a) Transfer Agency and Service Agreement.

       (3)   (13.b) Form of Expense Limitation Agreement.

       (10)  (14)   Consent of Deloitte & Touche LLP, certified public
                    accountants.

       (7)   (15)   Audited Financial Statements, for fiscal year ended October
                    31, 2002, including the Report of the Independent
                    Accountants.

       (9)   (16)   Power of Attorney.

       (2)   (17.a) Subscription Letter

             (17.b) Reserved.

       (8)   (17.c) Code of Ethics - Amerindo Funds Inc.

       (8)   (17.d) Code of Ethics - Amerindo Investment Advisors Inc.

             (17.e) Prospectus and Statement of Additional Information for
                    Amerindo Funds Inc. (filed with Post-Effective Amendment No. 11 to Registration Statement No. 333-00767, filed on February 28, 2003, accession number 0001135428-03-000109, and incorporated by reference herein).
       (9)   (17.f) Form of
                    Proxy.

_________________________
(1) Filed as an exhibit to the Registrant's Registration Statement on Form N-1A, 333-00767, filed on February 7, 1996, and incorporated herein by reference.
(2) Filed as an exhibit to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, 333-00767, filed on May 24, 1996, and incorporated herein by reference.
(3) Filed as an exhibit to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A, 333-00767, filed on October 15, 1999, and incorporated herein by reference.
(4) Filed as an exhibit to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A, 333-00767, filed on March 13, 2000, and incorporated herein by reference.
(5) Filed as an exhibit to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, 333-00767, filed on May 26, 2000, and incorporated herein by reference.
(6) Filed as an exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A, 333-00767, filed on February 28, 2001, and incorporated herein by reference.
(7) Filed with Annual Report in form N-30D on December 31, 2002 (accession number 0000935069-02-001403), and incorporated herein by reference.
(8) Filed as an exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A, 333-00767, filed on January 30, 2002 (accession number 0001135428-02-000019), and incorporated herein by reference.

(9) Filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14, 333-103466, filed on March 13, 2003 (accession number 0001116679-03-000432), and incorporated herein by reference.

(10) Filed as an exhibit to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14, 333-103466, filed on April 7, 2003 (accession number 0001116679-03-001199), and incorporated herein by reference.







Item 17.   Undertakings.

           (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

           (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

           (3) Pursuant to the requirements of Form N-14, the undersigned registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed reorganization described in the Proxy Statement/Prospectus that is a part of this registration statement within a reasonable time of such opinion or ruling.

                                   SIGNATURES

      As required by the Securities Act of 1933, this Post-Effective amendment No. 1 to the Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of New York, and State of New York, on the 9th day of May, 2003.

                               AMERINDO FUNDS INC.


                               By: /s/ Alberto W. Vilar
                                   ---------------------------
                                   Alberto W. Vilar
                                   Chief Executive Officer


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective amendment No. 1 to the Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

/s/ Alberto W. Vilar         Chairman and                         May 9, 2003
-------------------------    Chief Executive Officer
Alberto W. Vilar

/s/ Heather Lewis            Secretary and Treasurer              May 9, 2003
-------------------------
Heather Lewis



      John Rutledge*          Director
      Gary A. Tanaka*         Director
      Charles A. Parker*      Director


      /s/ Heather Lewis
      --------------------------
      Heather Lewis
      Attorney-in-Fact*

                                                                      Exhibit 11



May 9, 2003                                                 42898.00002


Amerindo Funds Inc.
399 Park Avenue
New York, New York  10022

Re: Reorganization of the Amerindo Internet B2B Fund of Amerindo Funds Inc. into the Amerindo Technology Fund of Amerindo Funds Inc.

Ladies and Gentlemen:

We have acted as counsel to the Amerindo Internet B2B Fund ("Internet B2B Fund") series of Amerindo Funds Inc. ("Amerindo") and the Amerindo Technology Fund ("Technology Fund") series of Amerindo, a Maryland corporation, in connection with an Agreement and Plan of Reorganization and Liquidation (the "Plan") adopted by the Board of Directors of Amerindo on January 29, 2003, and presented to shareholders of Amerindo on May 2, 2003. Pursuant to the Plan, substantially all of the then-existing assets of the Internet B2B Fund will be transferred to the Technology Fund in exchange for (i) the assumption of all the obligations and liabilities of the Internet B2B Fund by the Technology Fund and (ii) the issuance and delivery to the Internet B2B Fund of full and fractional shares of the Technology Fund shares of common stock (the "Shares"), and such Shares shall be distributed by the Internet B2B Fund pro rata to its shareholders upon its liquidation. This opinion is furnished to you pursuant to sections 10(B) and 11(B) of the Plan. Capitalized terms used herein without definition which are defined in the Plan have the same respective meanings herein as therein.

In rendering this opinion, (i) we have relied upon our knowledge that the Board of Directors of Amerindo, including a majority of the directors who are not interested persons, have determined that the Reorganization is in the best interests of the existing shareholders of the Internet B2B Fund and the Technology Fund, and (ii) we have relied as to factual matters on representations provided by the officers of Amerindo and have not independently established or verified the accuracy of such factual matters.

We have acted as U.S. counsel to the Internet B2B Fund and the Technology Fund in connection with the Merger. We hereby advise you that the interests of the Internet B2B Fund and the Technology Fund and their shareholders may differ and be in conflict. Paul, Hastings, Janofsky & Walker LLP has determined that it can represent all parties on an impartial basis; however, we will be unable to represent any of the parties if differences arise among the parties during the course of the Merger. We hereby advise each of the parties to obtain independent corporate counsel regarding the appropriateness of a waiver of any potential and/or actual conflicts and the

Amerindo Internet B2B Fund
Amerindo Technology Fund
May 9, 2003
Page 2


consequences thereof. Each acknowledges that it has had the opportunity to obtain separate counsel and each acknowledges that it waives any conflict which may arise.

As counsel for Amerindo, we have reviewed their Articles of Incorporation, Articles Supplementary, By-Laws, resolutions of the Board of Directors, registration statements (including the prospectuses contained therein), and the combined prospectus/proxy statement prepared in contemplation of the Reorganization and filed with the Securities and Exchange Commission under the inquiries of public officials and officers of Amerindo and have examined originals, certified copies or copies otherwise identified to our satisfaction of such other documents, records and other instruments as we have deemed necessary or appropriate for the purposes of our opinions. With respect to all documents we reviewed or examined, we have assumed the genuineness of all signatures on original documents and the conformity to the original documents of all copies.

We are not admitted to the practice of law in any jurisdiction but the State of New York and we do not express any opinion as to the laws of other states or jurisdictions except as to matters of federal law and, with respect to the limited scope of this opinion, Maryland corporate law.

Based upon, and subject to, the foregoing, we are of the opinion that:

     (1) The Internet B2B Fund and the Technology Fund are each a series of Amerindo, which is organized as a Maryland corporation and validly exists under the laws of Maryland with full corporate power to act as open-end investment companies of the management type registered under the Investment Company Act of 1940, as amended,

     (2) the Plan and the Reorganization provided for therein have been duly authorized and approved by all requisite corporate action of the Internet B2B Fund and the Technology Fund, making said Plan and the Reorganization valid, binding and enforceable upon Internet B2B Fund and the Technology Fund,

     (3) the Plan and the Reorganization provided for therein does not result in any violation of the Articles of Incorporation, Articles Supplementary or By-laws of Amerindo, and

     (4) Technology Fund Shares to be issued pursuant to the Reorganization will be duly authorized and upon issuance thereof in accordance with the Plan will be validly issued, fully paid and non-assessable Shares.

This opinion letter is solely for your benefit and is not to be quoted in whole or in part, summarized or otherwise referred to, nor is it to be filed with or supplied to any governmental

Amerindo Internet B2B Fund
Amerindo Technology Fund
May 9, 2003
Page 3


agency or other person without the written consent of this firm. This opinion letter is rendered as of the date hereof. We specifically disclaim any responsibility to update or supplement this opinion letter to reflect any events or state of facts which may hereafter come to our attention, or any changes in statutes or regulations or any court decisions which may hereafter occur.

Very truly yours,

/s/ Paul, Hastings, Janofsky & Walker LLP

PAUL, HASTINGS, JANOFSKY & WALKER LLP

                                                                     Exhibit 11a



May 9, 2003                                                 42898.00002

Amerindo Funds Inc.
399 Park Avenue
New York, New York  10022

Re: Reorganization of the Amerindo Health and Biotechnology Fund of Amerindo Funds Inc. into the Amerindo Technology Fund of Amerindo Funds Inc.

Ladies and Gentlemen:

We have acted as counsel to the Amerindo Health and Biotechnology Fund ("Health and Biotechnology Fund") series of Amerindo Funds Inc. ("Amerindo") and the Amerindo Technology Fund ("Technology Fund") series of Amerindo, a Maryland corporation, in connection with an Agreement and Plan of Reorganization and Liquidation (the "Plan") adopted by the Board of Directors of Amerindo on January 29, 2003, and presented to shareholders of Amerindo on May 2, 2003, and May 6, 2003. Pursuant to the Plan, substantially all of the then-existing assets of the Health and Biotechnology Fund will be transferred to the Technology Fund in exchange for (i) the assumption of all the obligations and liabilities of the Health and Biotechnology Fund by the Technology Fund and (ii) the issuance and delivery to the Health and Biotechnology Fund of full and fractional shares of the Technology Fund shares of common stock (the "Shares"), and such Shares shall be distributed by the Health and Biotechnology Fund pro rata to its shareholders upon its liquidation. This opinion is furnished to you pursuant to sections 10(B) and 11(B) of the Plan. Capitalized terms used herein without definition which are defined in the Plan have the same respective meanings herein as therein.

In rendering this opinion, (i) we have relied upon our knowledge that the Board of Directors of Amerindo, including a majority of the directors who are not interested persons, have determined that the Reorganization is in the best interests of the existing shareholders of the Health and Biotechnology Fund and the Technology Fund, and (ii) we have relied as to factual matters on representations provided by the officers of Amerindo and have not independently established or verified the accuracy of such factual matters.

We have acted as U.S. counsel to the Health and Biotechnology Fund and the Technology Fund in connection with the Merger. We hereby advise you that the interests of the Health and Biotechnology Fund and the Technology Fund and their shareholders may differ and be in conflict. Paul, Hastings, Janofsky & Walker LLP has determined that it can represent all parties on an impartial basis; however, we will be unable to represent any of the parties if differences arise among the parties during the course of the Merger. We hereby advise each of the parties to obtain

Amerindo Health and Biotechnology Fund
Amerindo Technology Fund
May 9, 2003
Page 2


independent corporate counsel regarding the appropriateness of a waiver of any potential and/or actual conflicts and the consequences thereof. Each acknowledges that it has had the opportunity to obtain separate counsel and each acknowledges that it waives any conflict which may arise.

As counsel for Amerindo, we have reviewed their Articles of Incorporation, Articles Supplementary, By-Laws, resolutions of the Board of Directors, registration statements (including the prospectuses contained therein), and the combined prospectus/proxy statement prepared in contemplation of the Reorganization and filed with the Securities and Exchange Commission under the inquiries of public officials and officers of Amerindo and have examined originals, certified copies or copies otherwise identified to our satisfaction of such other documents, records and other instruments as we have deemed necessary or appropriate for the purposes of our opinions. With respect to all documents we reviewed or examined, we have assumed the genuineness of all signatures on original documents and the conformity to the original documents of all copies.

We are not admitted to the practice of law in any jurisdiction but the State of New York and we do not express any opinion as to the laws of other states or jurisdictions except as to matters of federal law and, with respect to the limited scope of this opinion, Maryland corporate law.

Based upon, and subject to, the foregoing, we are of the opinion that:

     (1) The Health and Biotechnology Fund and the Technology Fund are each a series of Amerindo, which is organized as a Maryland corporation and validly exists under the laws of Maryland with full corporate power to act as open-end investment companies of the management type registered under the Investment Company Act of 1940, as amended,

     (2) the Plan and the Reorganization provided for therein have been duly authorized and approved by all requisite corporate action of the Health and Biotechnology Fund and the Technology Fund, making said Plan and the Reorganization valid, binding and enforceable upon Health and Biotechnology Fund and the Technology Fund,

     (3) the Plan and the Reorganization provided for therein does not result in any violation of the Articles of Incorporation, Articles Supplementary or By-laws of Amerindo, and

     (4) Technology Fund Shares to be issued pursuant to the Reorganization will be duly authorized and upon issuance thereof in accordance with the Plan will be validly issued, fully paid and non-assessable Shares.

Amerindo Health and Biotechnology Fund
Amerindo Technology Fund
May 9, 2003
Page 3


This opinion letter is solely for your benefit and is not to be quoted in whole or in part, summarized or otherwise referred to, nor is it to be filed with or supplied to any governmental agency or other person without the written consent of this firm. This opinion letter is rendered as of the date hereof. We specifically disclaim any responsibility to update or supplement this opinion letter to reflect any events or state of facts which may hereafter come to our attention, or any changes in statutes or regulations or any court decisions which may hereafter occur.

Very truly yours,

/s/ Paul, Hastings, Janofsky & Walker LLP

PAUL, HASTINGS, JANOFSKY & WALKER LLP

                                                                      Exhibit 12



May 9, 2003                                                42898.00002


Amerindo Internet B2B Fund
399 Park Avenue
New York, New York  10022

Amerindo Technology Fund
399 Park Avenue
New York, New York  10022

Re:   Amerindo Internet B2B Fund series of Amerindo Funds Inc.
      and the Amerindo Technology Fund series of Amerindo Funds
      Inc.

Ladies and Gentlemen:

This opinion is being provided to you pursuant to Sections 10(F) and 11(D) of the Agreement and Plan of Reorganization and Liquidation, dated February 13, 2003 (the "Agreement"), by and between Amerindo Internet B2B series of Amerindo Funds Inc., a Maryland corporation and open-end investment management company (the "Merging Series") and the Amerindo Technology Fund series of Amerindo Funds Inc. (the "Fund"). Pursuant to the terms of the Agreement, the Fund will acquire substantially all of the assets and liabilities of the Merging Series (the "Merger") solely in exchange for its shares of common stock, par value $.001 (the "Shares"). According to the Merger, the Shares will thereafter be distributed by the Merging Series pro rata to its shareholders in complete liquidation. The Merging Series's shares will be canceled and the separate existence of the Merging Series will thereupon cease.

Except as otherwise provided, capitalized terms not defined herein have the meanings set forth in the Agreement. All section references, unless otherwise indicated, are to the Internal Revenue Code of 1986, as amended (the "Code").

We have acted as U.S. counsel to the Merging Series and the Fund in connection with the Merger. For the purpose of rendering this opinion, we have examined originals, certified copies or copies otherwise identified to our satisfaction as being true copies of the original of the following documents (including all exhibits and schedules attached thereto):

(a)   the Agreement; and


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Amerindo Internet B2B Fund
Amerindo Technology Fund
May 9, 2003
Page 2


(b) such other instruments and documents related to the formation, organization and operation of the Merging Series and the Fund and related to the consummation of the Merger and the transactions contemplated thereby as we have deemed necessary or appropriate.

In connection with rendering this opinion, we have with your permission assumed, without any independent investigation or review thereof, the following:

1. That original documents (including signatures) are authentic; that documents submitted to us as copies conform to the original documents; and that there is (or will be prior to the Closing) due execution and delivery of all documents where due execution and delivery are a prerequisite to the effectiveness thereof;

2. That all representations, warranties and statements made or agreed to by the Merging Series, the Fund, and the management, employees, officers, directors and shareholders thereof in connection with the Merger, including but not limited to those set forth in the Agreement (including the exhibits) are true and accurate at all relevant times; and that all covenants contained in such documents are performed without waiver or breach of any material provision thereof.

Based on our examination of the foregoing items and subject to the limitations, qualifications, assumptions and caveats set forth herein, we are of the opinion that for federal income tax purposes:

      The Merger will be a reorganization within the meaning of Section 368(a)(1)(C) of the Code.

      The Merging Series and the Fund will each be a party to the reorganization within the meaning of Section 368(b) of the Code.

      No gain or loss will be recognized by the Merging Series upon the transfer of substantially all of its assets to the Fund in exchange for the Shares and the Fund's assumption of certain liabilities of the Merging Series.

      The tax basis of the Merging Series's assets acquired by the Fund will be the same as the tax basis of such assets in the hands of the Merging Series immediately prior to the transaction.

Amerindo Internet B2B Fund
Amerindo Technology Fund
May 9, 2003
Page 3


      The holding period of the assets of the Merging Series in the hands of the Fund will include the period during which those assets were held by the Merging Series.

      No gain or loss will be recognized by the Fund upon its receipt of substantially all of the Merging Series's assets solely in exchange for the Shares.

      No gain or loss will be recognized by the shareholders of the Merging Series upon their receipt of the Shares in exchange for their shares of the Merging Series.

      The basis of the Shares received by the shareholders of the Merging Series will be the same as their basis in the shares of the Merging Series surrendered in exchange therefor.

      The holding period of the Shares received by the shareholders of the Merging Series will include the period that they held the Merging Series shares surrendered in exchange therefor, provided that such Merging Series shares are held by them as capital assets.

This opinion does not address the various state, local or foreign tax consequences that may result from the Merger. In addition, no opinion is expressed as to any federal income tax consequences of the Merger except as specifically set forth herein, and this opinion may not be relied upon except by the Fund and shareholders of the Merging Series, with respect to the consequences specifically discussed herein.

This opinion addresses only the general tax consequences of the Merger expressly described above and does not address any tax consequence that might result to a shareholder in light of its particular circumstances, such as shareholders who are dealers in securities, who are subject to the alternative minimum tax provisions of the Code, who are foreign persons or who acquired their shares in connection with stock option or stock purchase plans or in other compensatory transactions.

No opinion is expressed as to any transaction other than the Merger as described in the Agreement or to any other transaction whatsoever including the Merger if all the transactions described in the Agreement are not consummated in accordance with the terms of the Agreement and without waiver of any material provision thereof. To the extent any of the representations, warranties, statements and assumptions material to our opinion and upon which we have relied are not complete, correct, true and accurate in all material respects at all relevant times, our opinion would be adversely affected and should not be relied upon.

This opinion represents only our best judgment as to the federal income tax consequences of the Merger and is not binding on the Internal Revenue Service or the courts. The conclusions are

Amerindo Internet B2B Fund
Amerindo Technology Fund
May 9, 2003
Page 4


based on the Code, existing judicial decisions, administration regulations and published rulings in effect as of the date that this opinion is dated. No assurance can be given that future legislative, judicial or administrative changes would not adversely affect the accuracy of the conclusions stated herein. Furthermore, by rendering this opinion, we undertake no responsibility to advise you of any new developments in the application or interpretation of the federal income tax laws.

This opinion has been delivered to you for the purposes set forth in Sections 10(F) and 11(D) of the Agreement and may not be distributed or otherwise made available to any other person or entity without our prior written consent.



Very truly yours,

/s/ Paul, Hastings, Janofsky & Walker LLP

PAUL, HASTINGS, JANOFSKY & WALKER LLP



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                                                                     Exhibit 12a



May 9, 2003                                                42898.00002


Amerindo Health and Biotechnology Fund
399 Park Avenue
New York, New York  10022

Amerindo Technology Fund
399 Park Avenue
New York, New York  10022

Re: Amerindo Health and Biotechnology Fund series of Amerindo Funds Inc. and the Amerindo Technology Fund series of Amerindo Funds Inc.

Ladies and Gentlemen:

This opinion is being provided to you pursuant to Sections 10(F) and 11(D) of the Agreement and Plan of Reorganization and Liquidation, dated February 13, 2003 (the "Agreement"), by and between the Amerindo Health and Biotechnology series of Amerindo Funds Inc., a Maryland corporation and open-end investment management company (the "Merging Series") and the Amerindo Technology Fund series of Amerindo Funds Inc. (the "Fund"). Pursuant to the terms of the Agreement, the Fund will acquire substantially all of the assets and liabilities of the Merging Series (the "Merger") solely in exchange for its shares of common stock, par value $.001 (the "Shares"). According to the Merger, the Shares will thereafter be distributed by the Merging Series pro rata to its shareholders in complete liquidation. The Merging Series's shares will be canceled and the separate existence of the Merging Series will thereupon cease.

Except as otherwise provided, capitalized terms not defined herein have the meanings set forth in the Agreement. All section references, unless otherwise indicated, are to the Internal Revenue Code of 1986, as amended (the "Code").

We have acted as U.S. counsel to the Merging Series and the Fund in connection with the Merger. For the purpose of rendering this opinion, we have examined originals, certified copies or copies otherwise identified to our satisfaction as being true copies of the original of the following documents (including all exhibits and schedules attached thereto):

(a)   the Agreement; and


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Amerindo Health and Biotechnology Fund
Amerindo Technology Fund
May 9, 2003
Page 2


(b) such other instruments and documents related to the formation, organization and operation of the Merging Series and the Fund and related to the consummation of the Merger and the transactions contemplated thereby as we have deemed necessary or appropriate.

In connection with rendering this opinion, we have with your permission assumed, without any independent investigation or review thereof, the following:

1. That original documents (including signatures) are authentic; that documents submitted to us as copies conform to the original documents; and that there is (or will be prior to the Closing) due execution and delivery of all documents where due execution and delivery are a prerequisite to the effectiveness thereof;

2. That all representations, warranties and statements made or agreed to by the Merging Series, the Fund, and the management, employees, officers, directors and shareholders thereof in connection with the Merger, including but not limited to those set forth in the Agreement (including the exhibits) are true and accurate at all relevant times; and that all covenants contained in such documents are performed without waiver or breach of any material provision thereof.

Based on our examination of the foregoing items and subject to the limitations, qualifications, assumptions and caveats set forth herein, we are of the opinion that for federal income tax purposes:

      The Merger will be a reorganization within the meaning of Section 368(a)(1)(C) of the Code.

      The Merging Series and the Fund will each be a party to the reorganization within the meaning of Section 368(b) of the Code.

      No gain or loss will be recognized by the Merging Series upon the transfer of substantially all of its assets to the Fund in exchange for the Shares and the Fund's assumption of certain liabilities of the Merging Series.

      The tax basis of the Merging Series's assets acquired by the Fund will be the same as the tax basis of such assets in the hands of the Merging Series immediately prior to the transaction.


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Amerindo Health and Biotechnology Fund
Amerindo Technology Fund
May 9, 2003
Page 3


      The holding period of the assets of the Merging Series in the hands of the Fund will include the period during which those assets were held by the Merging Series.

      No gain or loss will be recognized by the Fund upon its receipt of substantially all of the Merging Series's assets solely in exchange for the Shares.

      No gain or loss will be recognized by the shareholders of the Merging Series upon their receipt of the Shares in exchange for their shares of the Merging Series.

      The basis of the Shares received by the shareholders of the Merging Series will be the same as their basis in the shares of the Merging Series surrendered in exchange therefor.

      The holding period of the Shares received by the shareholders of the Merging Series will include the period that they held the Merging Series shares surrendered in exchange therefor, provided that such Merging Series shares are held by them as capital assets.

This opinion does not address the various state, local or foreign tax consequences that may result from the Merger. In addition, no opinion is expressed as to any federal income tax consequences of the Merger except as specifically set forth herein, and this opinion may not be relied upon except by the Fund and shareholders of the Merging Series, with respect to the consequences specifically discussed herein.

This opinion addresses only the general tax consequences of the Merger expressly described above and does not address any tax consequence that might result to a shareholder in light of its particular circumstances, such as shareholders who are dealers in securities, who are subject to the alternative minimum tax provisions of the Code, who are foreign persons or who acquired their shares in connection with stock option or stock purchase plans or in other compensatory transactions.

No opinion is expressed as to any transaction other than the Merger as described in the Agreement or to any other transaction whatsoever including the Merger if all the transactions described in the Agreement are not consummated in accordance with the terms of the Agreement and without waiver of any material provision thereof. To the extent any of the representations, warranties, statements and assumptions material to our opinion and upon which we have relied are not complete, correct, true and accurate in all material respects at all relevant times, our opinion would be adversely affected and should not be relied upon.

This opinion represents only our best judgment as to the federal income tax consequences of the Merger and is not binding on the Internal Revenue Service or the courts. The conclusions are


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Amerindo Health and Biotechnology Fund
Amerindo Technology Fund
May 9, 2003
Page 4


based on the Code, existing judicial decisions, administration regulations and published rulings in effect as of the date that this opinion is dated. No assurance can be given that future legislative, judicial or administrative changes would not adversely affect the accuracy of the conclusions stated herein. Furthermore, by rendering this opinion, we undertake no responsibility to advise you of any new developments in the application or interpretation of the federal income tax laws.

This opinion has been delivered to you for the purposes set forth in Sections 10(F) and 11(D) of the Agreement and may not be distributed or otherwise made available to any other person or entity without our prior written consent.



Very truly yours,

/s/ Paul, Hastings, Janofsky & Walker LLP

PAUL, HASTINGS, JANOFSKY & WALKER LLP